Fair Values of Financial Instruments Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Aug. 22, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities	$ 0	$ 13,898	$ 13,567
Revolving credit facility	0		17,122
Senior Notes, Noncurrent	137,567
Senior secured notes	0		300,840
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured notes			$ 240,000